Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income:
Interest and fees on loans	$ 71,543	$ 66,685	$ 66,177
Interest and dividends on securities:
Taxable securities	5,868	6,464	4,411
Exempt from Federal income taxes	768	679	603
Interest on loans held for sale	385	263	258
Interest on Federal funds sold	154	167	215
Interest and dividends on restricted equity securities	121	122	150
Total interest income	78,839	74,380	71,814
Interest expense:
Interest on negotiable order of withdrawal accounts	1,515	1,587	1,589
Interest on money market accounts and other savings accounts	1,906	2,366	2,407
Interest on certificates of deposit and individual retirement accounts	5,179	5,791	6,832
Interest on securities sold under repurchase agreements	7	23	50
Interest on Federal funds purchased	1	1	1
Total interest expense	8,608	9,768	10,879
Net interest income before provision for loan losses	70,231	64,612	60,935
Provision for loan losses	388	498	2,177
Net interest income after provision for loan losses	69,843	64,114	58,758
Non-interest income	19,941	16,678	15,204
Non-interest expense	(52,159)	(47,705)	(48,787)
Earnings before income taxes	37,625	33,087	25,175
Income taxes	13,762	12,310	9,306
Net earnings	$ 23,863	$ 20,777	$ 15,869
Basic earnings per common share (in dollars per share)	$ 3.13	$ 2.75	$ 2.12
Diluted earnings per common share (in dollars per share)	$ 3.13	$ 2.75	$ 2.12
Weighted average common shares outstanding:
Basic (in shares)	7,624,108	7,547,087	7,472,373
Diluted (in shares)	7,627,635	7,551,480	7,477,171